RESTRUCTURING AND IMPAIRMENT (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended
	Mar. 31, 2015	Mar. 31, 2014
Impairment [Line Items]
Business Combination Contingent Consideration Arrangements Change In Amount O fContingent Consideration Liability1	$ 244	$ (9)
Impairment Restructuring And Others [Abstract]
Impairment of long-lived assets	65	1
Business Combination Contingent Consideration Arrangements Change In Amount O fContingent Consideration Liability1	244	(9)
Restructuring	3	58
Other expenses	(13)	7
Total	299	57
Restructuring Reserve [Roll Forward]
Charges made	3	58
Charges made	$ 3	$ 58